Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards are discretionary, and the Compensation Committee generally determines and approves equity grants to the NEOs and the related vesting schedules at its regularly scheduled meeting in January each year, subject to ratification by the Board. The Compensation Committee may also make grants to NEOs at other times during the year, as it deems appropriate. The Company does not currently grant stock options to NEOs or other employees. The Compensation Committee did not take the existence of material nonpublic information into account when determining the timing and terms of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity-based compensation award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

Award Timing Method	Equity awards are discretionary, and the Compensation Committee generally determines and approves equity grants to the NEOs and the related vesting schedules at its regularly scheduled meeting in January each year, subject to ratification by the Board. The Compensation Committee may also make grants to NEOs at other times during the year, as it deems appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false